Business Restructuring (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 Person	Dec. 31, 2011	Dec. 31, 2010
Restructuring and Related Cost [Line Items]
Business restructuring (See Note 7)	$ 208	$ 12	$ 208	$ 0	$ 0
Severance and other costs	160
Asset write-offs	53
Pension curtailment (gains)/losses	5
Costs associated with restructuring actions for demolition, dismantling, relocation and training	5		4
Restructuring Reserve, Accrual Adjustment		12
Total reserve		75	75
Number of employees impacted		273	601
Related to 2009 Restructuring Plan
Restructuring and Related Cost [Line Items]
Total reserve				4
Related to 2008 Restructuring Plan
Restructuring and Related Cost [Line Items]
Total reserve				$ 1